GOODWILL AND OTHER INTANGIBLE ASSETS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2010
Goodwill and Other Intangible Assets [Abstract]
Cost of capital (in Percent)	25.00%
Goodwill impairment		$ 0	$ 7,831
Amortization of intangible assets		$ 430	$ 442